Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Scinai Immunotherapeutics Ltd.
Entity Central Index Key	0001611747
Entity File Number	001-37353
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, Date of Incorporation	Jul. 21, 2003
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Jerusalem BioPark
Entity Address, Address Line Two	2nd floor
Entity Address, Address Line Three	Hadassah Ein Kerem Campus
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 4,000 ordinary share, no par value
Trading Symbol	SCNI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	13,872,899,584
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Amir Reichman
Entity Address, Address Line One	Jerusalem BioPark
Entity Address, Address Line Two	2nd floor
Entity Address, Address Line Three	Hadassah Ein Kerem Campus
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	(+972)
Local Phone Number	8-930-2529